Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by SEC rules, we are providing the following information about the relationship between certain executive compensation and certain financial performance of our Company, illustrating pay versus performance, or PVP. For its Company Selected Measure (“CSM”) and an additional measure to show in this table, the Company has again chosen Adjusted Free Cash Flow and Adjusted EBITDA, respectively.
PAY VERSUS PERFORMANCE

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)(4)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income $ millions	Adjusted Free Cash Flow $ millions (3)	Adjusted EBITDA $ millions (3)
					Total Shareholder Return	S&P 500 IT

2025	$26,205,765	$3,919,379	$9,744,092	$2,897,006	$106	$258	$1,536	$2,466	$3,143

2024	$23,686,622	$14,635,756	$7,986,994	$5,748,204	$123	$208	$1,549	$2,282	$2,832

2023	$41,295,585	$58,797,192	$4,574,182	$7,665,126	$129	$152	$1,384	$1,962	$2,511

2022	$21,893,365	$8,358,572	$6,063,861	$3,431,516	$101	$ 97	$4,545	$1,490	$2,170

2021	$21,532,055	$34,591,237	$6,036,612	$8,448,612	$115	$135	$1,153	$1,598	$1,944

(1)	The principal executive officer (“PEO”) for each of 2025, 2024, 2023, 2022 and 2021 (each a “Covered Year”) is L. Neil Hunn.

(2)
The non-PEO named executive officers (the “other NEOs”) for Covered Years 2021, 2022, and 2023 are Jason P. Conley, Robert C. Crisci and John K. Stipancich. Mr. Conley and Mr. Stipancich are the other NEOs for Covered Years 2024 and 2025.

(3)
Adjusted Free Cash Flow and Adjusted EBITDA are presented on a continuing operations basis and an adjusted (non-GAAP) basis. Reconciliations of these non-GAAP financial measures to the most comparable GAAP measures and other related information is available in “Appendix A—Reconciliations, Tables 1 and 2”.

(4)	Compensation Actually Paid (“CAP”) illustrated in the table above is calculated by making the following adjustments from the Summary Compensation Table (“SCT”) totals as follows:

Item and Value—Added (Deducted)	2025

For PEO:

-SCT “Stock Awards” column value	(17,533,527)

-SCT “Option Awards” column value	(5,098,979)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	11,854,915

+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	(10,924,232)

+/- change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year and vested in Covered Year	(584,563)

For Non-PEO Named Executive Officers (Average):

-SCT “Stock Awards” column value	(5,995,658)

-SCT “Option Awards” column value	(1,743,627)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	4,053,838

+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	(3,048,377)

+/- change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year and vested in Covered Year	(113,262)

Company Selected Measure Name	Adjusted Free Cash Flow
Named Executive Officers, Footnote	The non-PEO named executive officers (the “other NEOs”) for Covered Years 2021, 2022, and 2023 are Jason P. Conley, Robert C. Crisci and John K. Stipancich. Mr. Conley and Mr. Stipancich are the other NEOs for Covered Years 2024 and 2025.
PEO Total Compensation Amount	$ 26,205,765	$ 23,686,622	$ 41,295,585	$ 21,893,365	$ 21,532,055
PEO Actually Paid Compensation Amount	$ 3,919,379	14,635,756	58,797,192	8,358,572	34,591,237
Adjustment To PEO Compensation, Footnote
(4)	Compensation Actually Paid (“CAP”) illustrated in the table above is calculated by making the following adjustments from the Summary Compensation Table (“SCT”) totals as follows:

Item and Value—Added (Deducted)	2025

For PEO:

-SCT “Stock Awards” column value	(17,533,527)

-SCT “Option Awards” column value	(5,098,979)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	11,854,915

+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	(10,924,232)

+/- change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year and vested in Covered Year	(584,563)

For Non-PEO Named Executive Officers (Average):

-SCT “Stock Awards” column value	(5,995,658)

-SCT “Option Awards” column value	(1,743,627)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	4,053,838

+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	(3,048,377)

+/- change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year and vested in Covered Year	(113,262)

Non-PEO NEO Average Total Compensation Amount	$ 9,744,092	7,986,994	4,574,182	6,063,861	6,036,612
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,897,006	5,748,204	7,665,126	3,431,516	8,448,612
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Compensation Actually Paid (“CAP”) illustrated in the table above is calculated by making the following adjustments from the Summary Compensation Table (“SCT”) totals as follows:

Item and Value—Added (Deducted)	2025

For PEO:

-SCT “Stock Awards” column value	(17,533,527)

-SCT “Option Awards” column value	(5,098,979)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	11,854,915

+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	(10,924,232)

+/- change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year and vested in Covered Year	(584,563)

For Non-PEO Named Executive Officers (Average):

-SCT “Stock Awards” column value	(5,995,658)

-SCT “Option Awards” column value	(1,743,627)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	4,053,838

+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	(3,048,377)

+/- change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year and vested in Covered Year	(113,262)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

(1)	In 2022, the Company’s Net Income included a gain of $3,356 million related to the disposition of discontinued operations, net of tax.

(2)
In 2023, the Compensation Actually Paid to the PEO includes $17.8 million earned under the five-year CEO Special Long-Term Cash Incentive, plus $1.33 million in a company matching amount based on his deferral of a portion of such award.

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table lists the four financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our named executive officers for 2025 to our performance:

Adjusted Free Cash Flow
Adjusted EBITDA
Adjusted Net Earnings
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 106	123	129	101	115
Peer Group Total Shareholder Return Amount	258	208	152	97	135
Net Income (Loss)	$ 1,536,000,000	$ 1,549,000,000	$ 1,384,000,000	$ 4,545,000,000	$ 1,153,000,000
Company Selected Measure Amount	2,466,000,000	2,282,000,000	1,962,000,000	1,490,000,000	1,598,000,000
PEO Name	L. Neil Hunn
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Non-GAAP Measure Description	Adjusted Free Cash Flow and Adjusted EBITDA are presented on a continuing operations basis and an adjusted (non-GAAP) basis. Reconciliations of these non-GAAP financial measures to the most comparable GAAP measures and other related information is available in “Appendix A—Reconciliations, Tables 1 and 2”.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	3,143,000,000	2,832,000,000	2,511,000,000	2,170,000,000	1,944,000,000
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Earnings
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,854,915
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,924,232)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(584,563)
PEO | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,533,527)
PEO | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,098,979)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,053,838
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,048,377)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(113,262)
Non-PEO NEO | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,995,658)
Non-PEO NEO | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,743,627)